Condensed Consolidated Interim Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Foreign Currency Translation Adjustments [Member]	Retained Earnings [Member]	Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
BALANCE at Dec. 31, 2020		$ 25	$ 11,867,721	$ (26,275)	$ (12,277,647)	$ (436,176)	$ (29,277)	$ (465,453)
Balance, shares at Dec. 31, 2020		258,553
Issuance of shares, net of issuance costs of $696,670		$ 16	10,457,846			10,457,862		10,457,862
Issuance of shares, net of issuance costs, shares		155,845
Issuance of shares for exchange agreement		$ 1	648,409			648,410		648,410
Issuance of shares for exchange agreement, shares		9,555
Share based compensation to employees and directors			219,814			219,814	3,402	223,216
Issuance of shares to employees and services providers		$ 1	413,951			413,952		413,952
Issuance of shares to employees and services providers, shares		6,000
Comprehensive loss for the period					(4,820,580)	(4,820,580)	(44,796)	(4,865,376)
BALANCE at Dec. 31, 2021		$ 43	23,607,741	(26,275)	(17,098,227)	6,483,282	(70,671)	6,412,611
Balance, shares at Dec. 31, 2021		429,953
Issuance of shares to employees and services providers		$ 1	279,142			279,143	591	279,734
Issuance of shares to employees and services providers, shares		5,072
Comprehensive loss for the period					(1,329,750)	(1,329,750)	(10,020)	(1,339,770)
Share based compensation to employees and directors			11,642			11,642	180	11,822
BALANCE at Mar. 31, 2022		$ 44	23,898,525	(26,275)	(18,427,977)	5,444,317	(79,920)	5,364,397
Balance, shares at Mar. 31, 2022		435,025
BALANCE at Dec. 31, 2021		$ 43	23,607,741	(26,275)	(17,098,227)	6,483,282	(70,671)	6,412,611
Balance, shares at Dec. 31, 2021		429,953
Comprehensive loss for the period								(4,372,949)
BALANCE at Sep. 30, 2022		$ 68	28,583,046	(26,275)	(21,444,060)	7,112,779	(96,201)	7,016,578
Balance, shares at Sep. 30, 2022		679,687
BALANCE at Dec. 31, 2021		$ 43	23,607,741	(26,275)	(17,098,227)	6,483,282	(70,671)	6,412,611
Balance, shares at Dec. 31, 2021		429,953
Issuance of shares, net of issuance costs of $696,670		$ 23	4,103,307			4,103,330		4,103,330
Issuance of shares, net of issuance costs, shares		228,572
Issuance of shares to employees and services providers		$ 3	916,476			916,479	591	917,070
Issuance of shares to employees and services providers, shares		29,747
Comprehensive loss for the period					(5,739,600)	(5,739,600)	(40,241)	(5,779,841)
Share based compensation to employees and directors			82,888			82,888	1,283	84,171
BALANCE at Dec. 31, 2022		$ 69	28,710,412	(26,275)	(22,837,827)	5,846,379	(109,038)	5,737,341
Balance, shares at Dec. 31, 2022		688,272
BALANCE at Mar. 31, 2022		$ 44	23,898,525	(26,275)	(18,427,977)	5,444,317	(79,920)	5,364,397
Balance, shares at Mar. 31, 2022		435,025
Issuance of shares to employees and services providers	[1]	$ 44	283,114			283,118		283,118
Issuance of shares to employees and services providers, shares		4,873
Comprehensive loss for the period					(1,256,670)	(1,256,670)	(7,334)	(1,264,004)
Share based compensation to employees and directors			5,098			5,098	79	5,177
BALANCE at Jun. 30, 2022		$ 44	24,186,741	(26,275)	(19,684,647)	4,475,863	(87,175)	4,388,688
Balance, shares at Jun. 30, 2022		439,898
Issuance of shares, net of issuance costs of $696,670		$ 23	4,103,307			4,103,330		4,103,330
Issuance of shares, net of issuance costs, shares		228,572
Issuance of shares to employees and services providers		$ 1	245,463			245,464		245,464
Issuance of shares to employees and services providers, shares		11,217
Comprehensive loss for the period					(1,759,413)	(1,759,413)	(9,762)	(1,769,175)
Share based compensation to employees and directors			47,535			47,535	736	48,271
BALANCE at Sep. 30, 2022		$ 68	28,583,046	(26,275)	(21,444,060)	7,112,779	(96,201)	7,016,578
Balance, shares at Sep. 30, 2022		679,687
BALANCE at Dec. 31, 2022		$ 69	28,710,412	(26,275)	(22,837,827)	5,846,379	(109,038)	5,737,341
Balance, shares at Dec. 31, 2022		688,272
Issuance of shares to employees and services providers		$ 1	67,613			67,614		67,614
Issuance of shares to employees and services providers, shares		6,288
Comprehensive loss for the period					(1,713,678)	(1,713,678)	(7,871)	(1,721,549)
Share based compensation to employees and directors		$ 14	691,005			691,019	201	691,220
Share based compensation to employees and directors, shares		142,860
BALANCE at Mar. 31, 2023		$ 84	29,469,030	(26,275)	(24,551,505)	4,891,334	(116,708)	4,774,626
Balance, shares at Mar. 31, 2023		837,420
BALANCE at Dec. 31, 2022		$ 69	28,710,412	(26,275)	(22,837,827)	5,846,379	(109,038)	5,737,341
Balance, shares at Dec. 31, 2022		688,272
Issuance of shares, net of issuance costs of $696,670		$ 47,680
Comprehensive loss for the period								(5,472,512)
BALANCE at Sep. 30, 2023		$ 146	32,238,304	(26,275)	(27,626,606)	4,585,569	32,261	4,617,830
Balance, shares at Sep. 30, 2023		1,445,558
BALANCE at Mar. 31, 2023		$ 84	29,469,030	(26,275)	(24,551,505)	4,891,334	(116,708)	4,774,626
Balance, shares at Mar. 31, 2023		837,420
Issuance of shares for exchange agreement		$ 17	826,688			826,705		826,705
Issuance of shares for exchange agreement, shares		166,340
Issuance of shares to employees and services providers		$ 14	670,226			670,240		670,240
Issuance of shares to employees and services providers, shares		135,926
Comprehensive loss for the period					(709,505)	(709,505)	(5,430)	(714,935)
Share based compensation to employees and directors			5,699			5,699	88	5,787
BALANCE at Jun. 30, 2023		$ 115	30,971,643	(26,275)	(25,261,010)	5,684,473	(122,050)	5,562,423
Balance, shares at Jun. 30, 2023		1,139,686
Issuance of shares for exchange agreement		$ 22	997,002			997,024	664,683	1,661,707
Issuance of shares for exchange agreement, shares		223,008
Issuance of shares to employees and services providers		$ 6	302,817			302,823		302,823
Issuance of shares to employees and services providers, shares		56,640
Comprehensive loss for the period					(2,365,596)	(2,365,596)	(670,432)	(3,036,028)
Share based compensation to employees and directors			3,857			3,857	60	3,917
Issuance of shares for standby equity purchase agreement		$ 3	122,985			122,988		122,988
Stock issued during period, shares equity purchase agreement		26,224
Transactions with non-controlling interests			(160,000)			(160,000)	160,000
BALANCE at Sep. 30, 2023		$ 146	$ 32,238,304	$ (26,275)	$ (27,626,606)	$ 4,585,569	$ 32,261	$ 4,617,830
Balance, shares at Sep. 30, 2023		1,445,558

[1]	Adjusted to reflect one (1) for seven (7) reverse stock split in October 2023 (see note 1B).